RESTATEMENT OF 2010 AUDITED FINANCIALS	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF 2010 AUDITED FINANCIALS
NOTE N – RESTATEMENT OF 2010 AUDITED FINANCIALS

Subsequent to the filing of the Company’s Current Report on Form 8-K, Amendment 3 filed on December 9, 2011, the Company determined that an error was made in certain assumptions used in the Black-Scholes calculation to determine the fair value of options issued from inception through December 31, 2010.

For the year ended December 31, 2010, $363,750 was recorded as non-cash compensation on the audited financial statements of VitaMed.  The Company determined that the fair value should have been $177,601, an overstatement of $186,149.  The Company is restating sales, general and administration for the year ended December 31, 2010 to include the $186,149 reduction in non-cash compensation expense.

For the period from inception through December 31, 2010, $559,917 was recorded as non-cash compensation on the audited financial statements of VitaMed, of which $196,167 pertains to the period from May 13, 2008 (“Inception”) through December 31, 2009.  The Company determined that the fair value should have been $283,530, of which $105,929 pertains to the period from Inception through December 31, 2009, an overstatement of $276,387, of which $90,238 pertains to the period from Inception through December 31, 2009.  The Company is restating accumulated deficit for the year ended December 31, 2010 to include the $276,387 reduction for the year ended December 31, 2010 and the $90,238 reduction for the period from Inception through December 31, 2009.

The tables below summarize the impact of the restatements.

	As of
	December 31, 2010
	As Reported	As Restated

Additional paid in capital	$537,561	$261,174
Accumulated deficit	$(4,356,100)	$(4,079,713)

	For the Year Ended December 31, 2010
	As Reported	As Restated

Sales, general and administration	$3,650,959	$3,464,810
Total operating expense	$3,739,144	$3,552,994
Operating loss	$(3,053,613)	$(2,867,464)
Net loss	$(3,053,613)	$(2,867,464)